Accounts Receivable And Unbilled Revenue - Summary of Movement in unbilled revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of movement in unbilled revenues [abstract]
Beginning balance	$ 159	$ 309
Unbilled revenue recognized	818	766
Amounts billed	(813)	(753)
Transfer to other assets	(0)	(161)
Currency translation effects	1	(2)
Ending balance	165	159
Current unbilled revenue	164	157
Non-current unbilled revenue	1	2
Total unbilled revenue	$ 165	$ 159